SUPPLEMENT DATED SEPTEMBER 2, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.	The “Fee Tables” located in your prospectus are amended by adding the following information to the “Optional Benefits” provision as footnote 4:

The “5% Rollup Death Benefit Rider Option” and the “Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option” are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

2.	The “Charge for the 5% Rollup Death Benefit Rider Option” provision located in the “Charges and Other Deductions” section is amended by adding the following as the last sentence:

The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

3.	The “Charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option” provision located in the “Charges and Other Deductions” section is amended by adding the following as the last sentence:

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

4.	The “Death Benefit at the Death of Any Annuitant Before the Maturity Date” provision located in the “Death of Owner and/or Annuitant” section is amended by adding the following to the second paragraph:

The “5% Rollup Death Benefit Rider Option” and the “Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option” are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

5.	The “Principal Underwriter” provision located in the “Distribution of the Contracts” section is amended as follows:

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.